Share-Based Compensation - Schedule of Share-Based Compensation Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Share-Based Compensation Expenses [Line Items]
Total Share-Based Compensation Expense Included in Operating Expenses	$ 3,608,648	$ 1,736,174
Research and Development [Member]
Schedule of Share-Based Compensation Expenses [Line Items]
Total Share-Based Compensation Expense Included in Operating Expenses	3,227,300	192,371
General and Administrative Expenses [Member]
Schedule of Share-Based Compensation Expenses [Line Items]
Total Share-Based Compensation Expense Included in Operating Expenses	$ 381,348	$ 1,543,803